EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about exploration assets [Table Text Block]
	Cruz de Mayo	Guadalupe	Huasabas	Las Chispas(1)	Other	Total
Balance at December 31, 2016	$95,882	$508,805	$353,022	$3,129,247	$73,677	$4,160,633
Expenditures	9,204	26,740	1,114	9,811,677	61,109	9,909,844
Impairment	(76,387)	-	-	-	-	(76,387)
Balance at December 31, 2017	28,699	535,545	354,136	12,940,924	134,786	13,994,090
Expenditures	68,789	-	3,586	18,265,301	52,287	18,389,963
Recovery of exploration and evaluation expenditures	-	(126,007)	-	-	-	(126,007)
Impairment	(97,488)	-	(357,722)	-	(187,073)	(642,283)
Balance at December 31, 2018	$-	$409,538	$-	$31,206,225	$-	$31,615,763

(1) The following table details the Company’s Las Chispas exploration and evaluation asset expenditures to date:

Las Chispas, Sonora, Mexico [Member]
Statements [Line Items]
Disclosure of detailed information about exploration evaluation, and acquisition costs explanatory
	Cumulative to December 31, 2016	Expenditures during the year	Cumulative to December 31, 2017	Expenditures during the year	Cumulative to December 31, 2018

Acquisition costs:
Option, concession, and surface rights payments (note 8)	$312,140	$623,452	$935,592	$3,861,590	$4,797,182
Exploration and evaluation expenditures:
Assays	371,891	1,018,392	1,390,283	1,422,284	2,812,567
Depreciation (note 6)	-	38,305	38,305	54,762	93,067
Drilling	1,642,359	5,825,873	7,468,232	10,044,369	17,512,601
Field and administrative costs	185,210	1,024,891	1,210,101	636,955	1,847,056
Salaries and remuneration (notes 7)	455,543	673,268	1,128,811	1,344,513	2,473,324
Share-based compensation (notes 7 and 8)	28,097	285,723	313,820	437,021	750,841
Technical consulting services (note 7)	43,980	207,326	251,306	393,109	644,415
Travel and lodging	90,027	114,447	204,474	70,698	275,172
TOTAL	$3,129,247	$9,811,677	$12,940,924	$18,265,301	$31,206,225

Disclosure of option payments for concessions [Table Text Block]
	# of		Future option	Paid in 2018	Paid in 2017	Prior option	Total option
Property	concessions	Title %	payments (US$)	(US$)	(US$)	payments (US$)	payments (US$)
Las Chispas	6	100%	$-	$-	$-	$-	$-
Las Chispas	1	100%	$-	$100,000	$40,000	$10,000	$150,000

Las Chispas	4	20%	$360,000	$146,400	$35,000	$30,000	$571,400

Las Chispas	13	100%	$-	$2,525,000	$300,000	$125,000	$2,950,000

Las Chispas	1	0%	$100,000	$-	$20,000	$30,000	$150,000
Las Chispas	1	67%	$-	$-	$5,000	$-	$5,000

Las Chispas	2	0%	$150,000	$26,697	$-	$-	$176,697

Total Las Chispas Concessions	28	$610,000	$2,798,097	$400,000	$195,000	$4,003,097

Cruz de Mayo Project, Sonora, Mexico [Member]
Statements [Line Items]
Disclosure of option payments for concessions [Table Text Block]
			Future option			Prior option	Total option
	# of		payments	Paid in 2018	Paid in 2017	payments	payments
Property	concessions	Title %	(US$)	(US$)	(US$)	(US$)	(US$)
Cruz de Mayo	1	100%	$-	$-	$-	$-	$-
Cruz de Mayo	1	0%	$655,000	$100,000	$-	$245,000	$1,000,000

Total Cruz De Mayo Concessions	2	$655,000	$100,000	$-	$245,000	$1,000,000